MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 2 securities:
Marketable securities		$ 35,519	$ 56,662
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		3,996	7,933
Canada government bonds [Member]
Level 2 securities:
Marketable securities		1,007	1,009
Other foreign government bonds [Member]
Level 2 securities:
Marketable securities		2,977	5,259
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 27,539	$ 42,461

[1]	Investments in Corporate bonds rated A or higher.